Summary Of Principal Accounting Policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segments	Dec. 31, 2025 CNY (¥) Segments	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Foreign currency exchange rate, translation	1						1
Restricted cash term period			12 months	12 months
Estimated liabilities for return allowances | ¥				¥ 0.0			¥ 0.0
Outsourcing expenses	$ 446,300,000	¥ 3,121.0		2,982.1		¥ 2,603.5
Advertising expense	23,000,000	160.9		219.0		156.8
Impairment loss on long-lived assets | $	0		$ 0		$ 0
Referral services	300,000	2.1		6.3		2.8
Employee benefits expenses	40,800,000	285.0		252.1		¥ 241.9
Cash and bank deposits	$ 350,000,000			¥ 3,074.8			¥ 2,447.3
Foreign currency exchange rate risk	(2.20%)			1.50%	1.70%	1.70%	(2.20%)
Other comprehensive income (loss), foreign currency transaction and translation adjustment, net of tax	$ 7,100,000	49.7		¥ 32.5		¥ 33.1
Income from government subsidies	$ 12,500,000	¥ 87.4		¥ 61.0		¥ 18.1
Number of operating segments | Segments	1	1
Maximum [Member]
Intial Lease Term				12 months
Other Non-current Liabilities [Member]
Government subsidies	$ 13,200,000			¥ 94.7			¥ 92.3
Accrued Expense and Other Current Liabilities [Member]
Government subsidies	$ 700,000			¥ 8.8			¥ 4.7
RMB [Member]
Foreign currency exchange rate, translation	0.069931						0.069931